CUNA MUTUAL INSURANCE SOCIETY
                      CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                   CUNA MUTUAL VARIABLE LIFE INSURANCE ACCOUNT

                                   SUPPLEMENT
                               Dated July 1, 2009

                                       TO

                           MEMBERS(R) VARIABLE ANNUITY
                         MEMBERS(R) VARIABLE ANNUITY II
                       MEMBERS(R) CHOICE VARIABLE ANNUITY
                         MEMBERS(R) VARIABLE ANNUITY III
                       MEMBERS(R) VARIABLE UNIVERSAL LIFE
                      MEMBERS(R) VARIABLE UNIVERSAL LIFE II
                             UltraVers-ALL LIFE(SM)

                         Prospectuses dated May 1, 2009

This supplement updates the prospectuses for the variable annuity contracts and variable life insurance policies listed above, and contains information that you should read and maintain for future reference.

ALL PRODUCTS - CHANGE IN ULTRA SERIES FUND'S INVESTMENT ADVISER

All references to MEMBERS Capital Advisors, Inc. are replaced with Madison Asset Management, LLC, a company in which we have an ownership interest.

MEMBERS(R) VARIABLE ANNUITY, MEMBERS(R) VARIABLE ANNUITY II; MEMBERS(R) VARIABLE ANNUITY III; AND MEMBERS(R) CHOICE VARIABLE ANNUITY - RESTRICTION ON ASSIGNMENTS

Assignment of your Contract is prohibited or restricted to the extent allowed by the state in which your Contract was issued.

MEMBERS(R) VARIABLE ANNUITY II; MEMBERS(R) VARIABLE ANNUITY III; AND MEMBERS(R) CHOICE VARIABLE ANNUITY - REVISED "COMPANY HOLIDAYS" SECTION

The first sentence under "Company Holidays" is deleted and replaced with the following:

The Company is closed on the following holidays: New Year's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

MEMBERS(R) VARIABLE UNIVERSAL LIFE II - TERMINATION OF SERVICING AGREEMENT WITH MEMBERS CAPITAL ADVISORS, INC.

On Page 9, under "THE SEPARATE ACCOUNT AND THE FUNDS", the third paragraph under "More information About the Funds" is deleted.

                                      * * *

If you would like an additional copy of the prospectus for your variable annuity contract or variable life insurance policy, please call us at 1-800-798-5500 or write our Home Office at 2000 Heritage Way, Waverly, Iowa 50677.